Other Assets - Customer Financing Receivables at Amortized Cost by Year of Origination (Details) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	$ 102
Financing receivable, year two		$ 44
Financing receivable, year three			$ 26
Financing receivable, year four				$ 75
Financing receivable, year five and prior					$ 24
Customer financing receivables, gross	271
Short-term portion not yet due	123
Long-term portion not yet due	87
Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	62
North America
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	39
Financing receivable, year two		10
Financing receivable, year three			12
Financing receivable, year four				5
Financing receivable, year five and prior					0
Customer financing receivables, gross	66
Short-term portion not yet due	38
Long-term portion not yet due	26
North America | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	2
EMEA & APAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	35
Financing receivable, year two		18
Financing receivable, year three			7
Financing receivable, year four				9
Financing receivable, year five and prior					2
Customer financing receivables, gross	72
Short-term portion not yet due	30
Long-term portion not yet due	27
EMEA & APAC | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	15
LAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	28
Financing receivable, year two		$ 16
Financing receivable, year three			$ 6
Financing receivable, year four				$ 61
Financing receivable, year five and prior					$ 22
Customer financing receivables, gross	133
Short-term portion not yet due	54
Long-term portion not yet due	33
LAC | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	$ 45